Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
DERIVATIVE INSTRUMENTS
Derivatives, except embedded derivatives, are carried on the Company’s consolidated balance sheets in other invested assets or other liabilities, at fair value. Embedded derivative liabilities on modified coinsurance or funds withheld arrangements are included on the consolidated balance sheets with the host contract in funds withheld at interest, at fair value. Embedded derivative liabilities on indexed annuity and variable annuity products are included on the consolidated balance sheets with the host contract in interest-sensitive contract liabilities, at fair value. Embedded derivative assets are included on the consolidated balance sheets in reinsurance ceded receivables. The following table presents the notional amounts and gross fair value of derivative instruments prior to taking into account the netting effects of master netting agreements as of December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013			December 31, 2012
	Notional	Carrying Value/Fair Value		Notional	Carrying Value/Fair Value
	Amount	Assets	Liabilities	Amount	Assets	Liabilities
Derivatives not designated as hedging instruments:
Interest rate swaps	$1,592,943	$32,555	$21,873	$2,195,059	$123,085	$17,867
Interest rate options	240,000	2,554	—	—	—	—
Financial futures	123,780	—	—	127,877	—	—
Foreign currency forwards	79,618	—	12,772	74,400	1,017	2,105
Consumer price index swaps	59,922	—	309	85,135	1,446	—
Credit default swaps	682,700	10,438	2,156	714,000	2,228	5,922
Equity options	757,352	33,902	—	696,776	62,514	—
Synthetic guaranteed investment contracts	4,629,859	—	—	2,018,073	—	—
Embedded derivatives in:
Modified coinsurance or funds withheld arrangements	—	—	176,270	—	—	243,177
Indexed annuity products	—	—	838,670	—	—	740,256
Variable annuity products	—	—	30,055	—	—	172,105
Total non-hedging derivatives	8,166,174	79,449	1,082,105	5,911,320	190,290	1,181,432
Derivatives designated as hedging instruments:
Interest rate swaps	49,131	—	4,606	57,275	344	786
Foreign currency swaps	728,674	21,903	620	629,512	—	27,398
Total hedging derivatives	777,805	21,903	5,226	686,787	344	28,184
Total derivatives	$8,943,979	$101,352	$1,087,331	$6,598,107	$190,634	$1,209,616

Netting Arrangements
Certain of the Company’s derivatives are subject to enforceable master netting arrangements and reported as a net asset or liability in the consolidated balance sheets. The Company nets all derivatives that are subject to such arrangements.
The Company has elected to include all derivatives, except embedded derivatives, in the tables below, irrespective of whether they are subject to an enforceable master netting arrangement or a similar agreement. See Note 4 – "Investments" for information regarding the Company’s securities borrowing and repurchase/reverse repurchase programs. See “Embedded Derivatives” below for information regarding the Company’s bifurcated embedded derivatives.
The following table provides information relating to the Company’s derivative instruments as of December 31, 2013 and December 31, 2012 (dollars in thousands):

				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheet	Net Amounts Presented in the Balance Sheet	Financial Instruments	Cash Collateral Pledged/ Received	Net Amount
December 31, 2013:
Derivative assets	$101,352	$(26,125)	$75,227	$(11,095)	$(51,006)	$13,126
Derivative liabilities	42,336	(26,125)	16,211	(18,081)	(8,033)	(9,903)
December 31, 2012:
Derivative assets	$190,634	$(22,426)	$168,208	$(22,458)	$(136,414)	$9,336
Derivative liabilities	54,078	(22,426)	31,652	(1,565)	(27,867)	2,220

Accounting for Derivative Instruments and Hedging Activities
The Company does not enter into derivative instruments for speculative purposes. As discussed below under “Non-qualifying Derivatives and Derivatives for Purposes Other Than Hedging,” the Company uses various derivative instruments for risk management purposes that either do not qualify or have not been qualified for hedge accounting treatment, including derivatives used to economically hedge changes in the fair value of liabilities associated with the reinsurance of variable annuities with guaranteed living benefits. As of December 31, 2013 and 2012, the Company held interest rate swaps that were designated and qualified as cash flow hedges of interest rate risk, held foreign currency swaps that were designated and qualified as hedges of a portion of its net investment in its foreign operations and had derivative instruments that were not designated as hedging instruments. See Note 2 – “Summary of Significant Accounting Policies” for a detailed discussion of the accounting treatment for derivative instruments, including embedded derivatives. Derivative instruments are carried at fair value and generally require an insignificant amount of cash at inception of the contracts.
Fair Value Hedges
During the fourth quarter of 2011 the Company removed the fair value hedge designation for certain interest rate swaps. However, prior to the fourth quarter of 2011 the Company designated and reported certain interest rate swaps that convert fixed rate investments to floating rate investments as fair value hedges when they met the requirements of the general accounting principles for Derivatives and Hedging. The gain or loss on the hedged item attributable to the hedged benchmark interest rate and the offsetting gain or loss on the related interest rate swaps for the year ended December 31, 2011 was (dollars in thousands):

Type of Fair Value Hedge	Hedged Item	Gains (Losses) Recognized for Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Investment Related Gains (Losses)
For the year ended December 31, 2011:
Interest rate swaps	Fixed rate fixed maturities	$(785)	$1,402	$617

A regression analysis was used, both at the inception of the hedge and on an ongoing basis, to determine whether each derivative used in a hedge transaction is highly effective in offsetting changes in the hedged item. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
Cash Flow Hedges
The Company designates and accounts for certain interest rate swaps, in which the cash flows are denominated in different currencies, commonly referred to as cross-currency swaps, as cash flow hedges when they meet the requirements of the general accounting principles for Derivatives and Hedging.
The following table presents the components of AOCI, before income tax, and the consolidated income statement classification where the gain or loss is recognized related to cash flow hedges for the years ended December 31, 2013 and 2012 (dollars in thousands):

	2013	2012
Accumulated other comprehensive income (loss), balance beginning of year	$403	$(828)
Gains (losses) deferred in other comprehensive income (loss) on the effective portion of cash flow hedges	(3,969)	2,613
Amounts reclassified to investment income	(1,012)	(1,382)
Accumulated other comprehensive income (loss), balance end of period	$(4,578)	$403

As of December 31, 2013, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $0.6 million. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to investment income over the term of the investment cash flows. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments on existing financial instruments, for the years ended December 31, 2013 and 2012.
The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of income and the consolidated statements of stockholders’ equity for the years ended December 31, 2013 and 2012 (dollars in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses) Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)		Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)		(Ineffective Portion and Amounts Excluded from Effectiveness Testing)
		Investment Related Gains (Losses)	Investment Income	Investment Related Gains (Losses)	Investment Income
For the year ended December 31, 2013:
Interest rate swaps	$(3,969)	$—	$1,012	$6	$—
For the year ended December 31, 2012:
Interest rate swaps	$2,613	$—	$1,382	$(41)	$—

Hedges of Net Investments in Foreign Operations
The Company uses foreign currency swaps to hedge a portion of its net investment in certain foreign operations against adverse movements in exchange rates. The following table illustrates the Company’s net investments in foreign operations (“NIFO”) hedges for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	Derivative Gains (Losses) Deferred in AOCI
	For the year ended
Type of NIFO Hedge (1) (2)	2013	2012	2011
Foreign currency swaps	$40,347	$(20,470)	$4,858

(1)
There were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into investment income during the periods presented.

(2)	There was no ineffectiveness recognized for the Company’s hedges of net investments in foreign operations.
The cumulative foreign currency translation gain (loss) recorded in AOCI related to these hedges was $23.9 million and $(16.4) million at December 31, 2013 and 2012, respectively. If a foreign operation was sold or substantially liquidated, the amounts in AOCI would be reclassified to the consolidated statements of income. A pro rata portion would be reclassified upon partial sale of a foreign operation.
Non-qualifying Derivatives and Derivatives for Purposes Other Than Hedging
The Company uses various other derivative instruments for risk management purposes that either do not qualify or have not been qualified for hedge accounting treatment, including derivatives used to economically hedge changes in the fair value of liabilities associated with the reinsurance of variable annuities with guaranteed living benefits. The gain or loss related to the change in fair value for these derivative instruments is recognized in investment related gains (losses), in the consolidated statements of income, except where otherwise noted. For the years ended December 31, 2013, 2012 and 2011, the Company recognized investment related gains (losses) of $(177.3) million, $(61.4) million and $188.6 million, respectively, related to derivatives (not including embedded derivatives) that do not qualify or have not been qualified for hedge accounting.
A summary of the effect of non-hedging derivatives, including embedded derivatives, on the Company’s consolidated statements of income for the years ended December 31, 2013, 2012 and 2011 is as follows (dollars in thousands):

		Gain (Loss) for the Years Ended December 31,
Type of Non-hedging Derivative	Income Statement Location of Gain (Loss)	2013	2012	2011
Interest rate swaps	Investment related gains (losses), net	$(84,398)	$16,028	$178,338
Interest rate options	Investment related gains (losses), net	(11,518)	—	—
Financial futures	Investment related gains (losses), net	(11,157)	(20,245)	(945)
Foreign currency forwards	Investment related gains (losses), net	(13,201)	(5,644)	1,675
CPI swaps	Investment related gains (losses), net	(1,942)	(267)	1,821
Credit default swaps	Investment related gains (losses), net	24,188	18,359	(63)
Equity options	Investment related gains (losses), net	(79,230)	(69,677)	7,818
Embedded derivatives in:
Modified coinsurance or funds withheld arrangements	Investment related gains (losses), net	70,177	115,009	(87,236)
Indexed annuity products	Policy acquisition costs and other insurance expenses	—	(630)	(24,551)
Indexed annuity products	Interest credited	(115,409)	(29,804)	(90,370)
Variable annuity products	Investment related gains (losses), net	142,050	104,613	(224,184)
Total non-hedging derivatives		$(80,440)	$127,742	$(237,697)

Types of Derivatives Used by the Company
Interest Rate Swaps
Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). With an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between two rates, which can be either fixed-rate or floating-rate interest amounts, tied to an agreed-upon notional principal amount. These transactions are executed pursuant to master agreements that provide for a single net payment or individual gross payments at each due date.
Interest Rate Options
Interest rate options, commonly referred to as swaptions, are used by the Company primarily to hedge living benefit guarantees embedded in certain variable annuity products. A swaption, used to hedge against adverse changes in interest rates, is an option to enter into a swap with a forward starting effective date. The Company pays an upfront premium for the right to exercise this option in the future.
Financial Futures
Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products. With exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the relevant stock indices, and to post variation margin on a daily basis in an amount equal to the difference between the daily estimated fair values of those contracts. The Company enters into exchange-traded equity futures with regulated futures commission merchants that are members of the exchange.
Equity Options
Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products. To hedge against adverse changes in equity indices volatility, the Company buys put options. The contracts are net settled in cash based on differentials in the indices at the time of exercise and the strike price.
Consumer Price Index Swaps
Consumer price index (“CPI”) swaps are used by the Company primarily to economically hedge liabilities embedded in certain insurance products where value is directly affected by changes in a designated benchmark consumer price index. With a CPI swap transaction, the Company agrees with another party to exchange the actual amount of inflation realized over a specified period of time for a fixed amount of inflation determined at inception. These transactions are executed pursuant to master agreements that provide for a single net payment or individual gross payments to be made by the counterparty at each due date. Most of these swaps will require a single payment to be made by one counterparty at the maturity date of the swap.
Foreign Currency Swaps
Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. With a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the termination of the currency swap by each party. The Company uses foreign currency swaps to hedge a portion of its net investment in certain foreign operations against adverse movements in exchange rates.
Foreign Currency Forwards
Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. With a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.
Credit Default Swaps
The Company sells protection under single name credit default swaps and credit default swap index tranches to diversify its credit risk exposure in certain portfolios and, in combination with purchasing securities, to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for indexed reference entities and single name reference entities are defined in the contracts. The Company’s maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default of a referencing entity, the Company is typically required to pay the protection holder the full notional value less a recovery amount determined at auction.
The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of credit default swaps sold by the Company at December 31, 2013 and 2012 (dollars in thousands):

	December 31,
	2013			2012
Rating Agency Designation of Referenced Credit Obligations(1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps(2)	Weighted Average Years to Maturity(3)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps(2)	Weighted Average Years to Maturity(3)
AAA/AA-/A+/A/A-
Single name credit default swaps	$614	$117,500	5.1	$(2,077)	$124,500	5.9
Credit default swaps referencing indices	—	—	—	—	—	—
Subtotal	614	117,500	5.1	(2,077)	124,500	5.9
BBB+/BBB/BBB-
Single name credit default swaps	656	142,200	4.9	(2,345)	135,500	5.5
Credit default swaps referencing indices	7,295	405,000	5.0	937	430,000	5.0
Subtotal	7,951	547,200	5.0	(1,408)	565,500	5.1
BB+
Single name credit default swaps	—	—	—	(222)	6,000	4.5
Credit default swaps referencing indices	—	—	—	—	—	—
Subtotal	—	—	—	(222)	6,000	4.5
Total	$8,565	$664,700	4.4	$(3,707)	$696,000	5.2

(1)	The rating agency designations are based on ratings from Standard and Poor’s (“S&P”).

(2)	Assumes the value of the referenced credit obligations is zero.

(3)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
The Company also purchases credit default swaps to reduce its risk against a drop in bond prices due to credit concerns of certain bond issuers. If a credit event, as defined by the contract, occurs, the Company is able to put the bond back to the counterparty at par.

Synthetic Guaranteed Investment Contracts
The Company sells fee-based synthetic guaranteed investment contracts which include investment-only, stable value contracts, to retirement plans. The assets are owned by the trustees of such plans, who invest the assets under the terms of investment guidelines agreed to with the Company. The contracts contain a guarantee of a minimum rate of return on participant balances supported by the underlying assets, and a guarantee of liquidity to meet certain participant-initiated plan cash flow requirements. These contracts are reported as derivatives, recorded at fair value and classified as interest rate derivatives.
Embedded Derivatives
The Company has certain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. Host contracts include reinsurance treaties structured on a modified coinsurance or funds withheld basis. Changes in fair values of embedded derivatives on modified coinsurance or funds withheld treaties are net of an increase (decrease) in investment related gains (losses), net of $(1.6) million, $(62.7) million and $23.1 million for the years ended December 31, 2013, 2012 and 2011, respectively, associated with the Company’s own credit risk. Additionally, the Company reinsures equity-indexed annuity and variable annuity contracts with benefits that are considered embedded derivatives, including guaranteed minimum withdrawal benefits, guaranteed minimum accumulation benefits, and guaranteed minimum income benefits. Changes in fair values of embedded derivatives on variable annuity contracts are net of an increase (decrease) in investment related gains (losses), net of $(12.5) million and $16.5 million for the years ended December 31, 2013 and 2012, respectively, associated with the Company’s own credit risk. Changes in fair values of embedded derivatives on variable annuity contracts associated with the Company’s own credit risk for the year ended December 31, 2011 was not material. The changes in fair values of embedded derivatives on equity-indexed annuities described below relate to changes in the fair value associated with capital market and other related assumptions. The related gains (losses) and the effect on net income after amortization of DAC and income taxes for the years ended December 31, 2013, 2012 and 2011 are reflected in the following table (dollars in thousands):

	2013	2012	2011
Embedded derivatives in modified coinsurance or funds withheld arrangements included in investment related gains	$70,177	$115,009	$(87,236)
After the associated amortization of DAC and taxes, the related amounts included in net income	18,920	25,454	(7,599)
Embedded derivatives in variable annuity contracts included in investment related gains	142,050	104,613	(224,184)
After the associated amortization of DAC and taxes, the related amounts included in net income	70,123	6,367	(30,230)
Amounts related to embedded derivatives in equity-indexed annuities included in benefits and expenses	(115,409)	(30,434)	(114,921)
After the associated amortization of DAC and taxes, the related amounts included in net income	(106,792)	6,110	(55,915)

Credit Risk
The Company manages its credit risk related to over-the-counter ("OTC") derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master netting agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.
The credit exposure of the Company's OTC derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date. To reduce credit exposures, the Company seeks to (i) enter into OTC derivative transactions pursuant to master netting agreements that provide for a netting of payments and receipts with a single counterparty, and (ii) enter into agreements that allow the use of credit support annexes, which are bilateral rating-sensitive agreements that require collateral postings at established threshold levels. Certain of the Company's OTC derivatives are cleared derivatives, which are bilateral transactions between the Company and a counterparty where the transactions are cleared through a clearinghouse, such that each derivative counterparty is only exposed to the default of the clearinghouse. These cleared transactions require initial and daily variation margin collateral postings and include certain interest rate swaps and credit default swaps entered into on or after June 10, 2013, related to new guidelines implemented under the Dodd-Frank Wall Street Reform and Consumer Protection Act. Also, the Company enters into exchange-traded futures through regulated exchanges and these transactions are settled on a daily basis, thereby reducing credit risk exposure in the event of non-performance by counterparties to such financial instruments.
The Company enters into various collateral arrangements, which require both the posting and accepting of collateral in connection with its derivative instruments. Collateral agreements contain attachment thresholds that may vary depending on the posting party’s ratings. Additionally, a decline in the Company’s or the counterparty’s credit ratings to specified levels could result in potential settlement of the derivative positions under the Company’s agreements with its counterparties. The Company also has exchange-traded futures, which require the maintenance of a margin account. As exchange-traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties.
The Company’s credit exposure related to derivative contracts is generally limited to the fair value at the reporting date plus or minus any collateral posted or held by the Company. Information regarding the Company’s credit exposure related to its over-the-counter derivative contracts and margin account for exchange-traded futures at December 31, 2013 and 2012 are reflected in the following table (dollars in thousands):

	December 31, 2013	December 31, 2012
Estimated fair value of derivatives in net asset position	$59,016	$136,558
Cash provided as collateral(1)	8,033	27,867
Securities pledged to counterparties as collateral(2)	18,081	1,565
Cash pledged from counterparties as collateral(3)	(51,006)	(136,414)
Securities pledged from counterparties as collateral(4)	(11,095)	(22,458)
Initial margin for cleared derivatives	(13,350)	—
Net credit exposure	$9,679	$7,118
Margin account related to exchange-traded futures(5)	$2,566	$5,605

(1)	Consists of receivable from counterparty, included in other assets.

(2)	Included in other invested assets, primarily consists of U.S. Treasury securities.

(3)	Included in cash and cash equivalents, with obligation to return cash collateral recorded in other liabilities.

(4)	Consists of U.S. Treasury securities.

(5)	Included in cash and cash equivalents.